Changes in the Carrying Amount of Goodwill (Detail)	12 Months Ended								12 Months Ended							12 Months Ended					12 Months Ended							12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 All others Goodwill before Accumulated Impairment JPY (¥)	Mar. 31, 2010 All others Goodwill before Accumulated Impairment JPY (¥)	Mar. 31, 2011 Nidec Tosok Goodwill before Accumulated Impairment JPY (¥)	Mar. 31, 2010 Nidec Tosok Goodwill before Accumulated Impairment JPY (¥)	Mar. 31, 2009 Nidec Tosok Goodwill before Accumulated Impairment JPY (¥)	Mar. 31, 2011 Goodwill before Accumulated Impairment JPY (¥)	Mar. 31, 2010 Goodwill before Accumulated Impairment JPY (¥)	Mar. 31, 2011 Goodwill before Accumulated Impairment Nidec Electronics (Thailand) JPY (¥)	Mar. 31, 2010 Goodwill before Accumulated Impairment Nidec Electronics (Thailand) JPY (¥)	Mar. 31, 2011 Goodwill before Accumulated Impairment Nidec Sankyo JPY (¥)	Mar. 31, 2010 Goodwill before Accumulated Impairment Nidec Sankyo JPY (¥)	Mar. 31, 2009 Goodwill before Accumulated Impairment Nidec Sankyo JPY (¥)	Mar. 31, 2010 Goodwill before Accumulated Impairment Nidec Copal JPY (¥)	Mar. 31, 2011 Goodwill before Accumulated Impairment Nidec Copal JPY (¥)	Mar. 31, 2011 Goodwill before Accumulated Impairment Nidec Copal Electronics JPY (¥)	Mar. 31, 2010 Goodwill before Accumulated Impairment Nidec Copal Electronics JPY (¥)	Mar. 31, 2009 Goodwill before Accumulated Impairment Nidec Copal Electronics JPY (¥)	Mar. 31, 2011 Goodwill before Accumulated Impairment Nidec Techno Motor JPY (¥)	Mar. 31, 2010 Goodwill before Accumulated Impairment Nidec Techno Motor JPY (¥)	Mar. 31, 2011 Goodwill before Accumulated Impairment Nidec Motor JPY (¥)	Mar. 31, 2011 Goodwill before Accumulated Impairment Nidec Motors & Actuators JPY (¥)	Mar. 31, 2010 Goodwill before Accumulated Impairment Nidec Motors & Actuators JPY (¥)	Mar. 31, 2010 Nidec Tosok Accumulated impairment losses JPY (¥)	Mar. 31, 2011 Nidec Tosok Accumulated impairment losses JPY (¥)	Mar. 31, 2010 Accumulated impairment losses JPY (¥)	Mar. 31, 2011 Accumulated impairment losses JPY (¥)	Mar. 31, 2011 Accumulated impairment losses Nidec Sankyo JPY (¥)	Mar. 31, 2010 Accumulated impairment losses Nidec Sankyo JPY (¥)	Mar. 31, 2009 Accumulated impairment losses Nidec Sankyo JPY (¥)	Mar. 31, 2011 Nidec Electronics (Thailand) USD ($)	Mar. 31, 2011 Nidec Electronics (Thailand) JPY (¥)	Mar. 31, 2010 Nidec Electronics (Thailand) JPY (¥)	Mar. 31, 2011 Nidec Sankyo USD ($)	Mar. 31, 2011 Nidec Sankyo JPY (¥)	Mar. 31, 2010 Nidec Sankyo JPY (¥)	Mar. 31, 2011 Nidec Copal JPY (¥)	Mar. 31, 2011 Nidec Copal USD ($)	Mar. 31, 2010 Nidec Copal JPY (¥)	Mar. 31, 2011 Nidec Tosok JPY (¥)	Mar. 31, 2011 Nidec Tosok USD ($)	Mar. 31, 2010 Nidec Tosok JPY (¥)	Mar. 31, 2011 Nidec Copal Electronics USD ($)	Mar. 31, 2011 Nidec Copal Electronics JPY (¥)	Mar. 31, 2010 Nidec Copal Electronics JPY (¥)	Mar. 31, 2011 Nidec Techno Motor USD ($)	Mar. 31, 2011 Nidec Techno Motor JPY (¥)	Mar. 31, 2010 Nidec Techno Motor JPY (¥)	Mar. 31, 2011 Nidec Motors & Actuators JPY (¥)	Mar. 31, 2011 Nidec Motors & Actuators USD ($)	Mar. 31, 2010 Nidec Motors & Actuators JPY (¥)	Mar. 31, 2011 All others JPY (¥)	Mar. 31, 2011 All others USD ($)	Mar. 31, 2010 All others JPY (¥)	Mar. 31, 2011 Nidec Motor USD ($)	Mar. 31, 2011 Nidec Motor JPY (¥)
Goodwill [Line Items]
Beginning Balance	$ 868,683,000	¥ 72,231,000,000	¥ 71,060,000,000	¥ 11,452,000,000	¥ 10,804,000,000	¥ 1,337,000,000	¥ 1,337,000,000	¥ 1,337,000,000	¥ 72,818,000,000	¥ 71,417,000,000	¥ 72,000,000		¥ 27,816,000,000	¥ 27,816,000,000	¥ 27,816,000,000	¥ 17,099,000,000	¥ 17,148,000,000	¥ 6,561,000,000	¥ 6,561,000,000	¥ 6,561,000,000	¥ 3,147,000,000	¥ 2,059,000,000		¥ 5,285,000,000	¥ 5,741,000,000		¥ (230,000,000)	¥ (357,000,000)	¥ (587,000,000)	¥ (357,000,000)	¥ (357,000,000)	¥ (357,000,000)	$ 830,000	¥ 69,000,000	¥ 72,000,000	$ 330,235,000	¥ 27,459,000,000	¥ 27,459,000,000	¥ 17,148,000,000	$ 206,230,000	¥ 17,148,000,000	¥ 1,107,000,000	$ 13,313,000	¥ 1,107,000,000	$ 78,906,000	¥ 6,561,000,000	¥ 6,561,000,000	$ 31,606,000	¥ 2,628,000,000	¥ 3,147,000,000	¥ 4,886,000,000	$ 58,761,000	¥ 5,285,000,000	¥ 10,845,000,000	$ 130,425,000	¥ 11,452,000,000	$ 137,150,000	¥ 11,404,000,000
Acquisition	138,437,000	11,511,000,000	2,215,000,000		982,000,000				11,511,000,000	2,215,000,000		69,000,000				49,000,000						1,115,000,000	11,511,000,000
Impairment loss			(230,000,000)																							(230,000,000)		(230,000,000)
Translation adjustments and Others	(19,664,000)	(1,635,000,000)	(814,000,000)	(607,000,000)	(334,000,000)				(1,635,000,000)	(814,000,000)	(3,000,000)	3,000,000									(519,000,000)	(27,000,000)	(107,000,000)	(399,000,000)	(456,000,000)
Ending Balance	$ 987,456,000	¥ 82,107,000,000	¥ 72,231,000,000	¥ 10,845,000,000	¥ 11,452,000,000	¥ 1,337,000,000	¥ 1,337,000,000	¥ 1,337,000,000	¥ 82,694,000,000	¥ 72,818,000,000	¥ 69,000,000	¥ 72,000,000	¥ 27,816,000,000	¥ 27,816,000,000	¥ 27,816,000,000	¥ 17,148,000,000	¥ 17,148,000,000	¥ 6,561,000,000	¥ 6,561,000,000	¥ 6,561,000,000	¥ 2,628,000,000	¥ 3,147,000,000	¥ 11,404,000,000	¥ 4,886,000,000	¥ 5,285,000,000	¥ (230,000,000)	¥ (230,000,000)	¥ (587,000,000)	¥ (587,000,000)	¥ (357,000,000)	¥ (357,000,000)	¥ (357,000,000)	$ 830,000	¥ 69,000,000	¥ 72,000,000	$ 330,235,000	¥ 27,459,000,000	¥ 27,459,000,000	¥ 17,148,000,000	$ 206,230,000	¥ 17,148,000,000	¥ 1,107,000,000	$ 13,313,000	¥ 1,107,000,000	$ 78,906,000	¥ 6,561,000,000	¥ 6,561,000,000	$ 31,606,000	¥ 2,628,000,000	¥ 3,147,000,000	¥ 4,886,000,000	$ 58,761,000	¥ 5,285,000,000	¥ 10,845,000,000	$ 130,425,000	¥ 11,452,000,000	$ 137,150,000	¥ 11,404,000,000